Leases - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lessor, Lease, Description [Line Items]
Non-cash operating lease expense	$ 113,748	$ 113,536	$ 341,031	$ 340,354	$ 453,889	$ 452,894
Operating lease, weighted average remaining lease term	2 years 8 months 12 days	3 years 8 months 12 days	2 years 8 months 12 days	3 years 8 months 12 days	3 years 4 months 24 days
Operating lease, weighted average discount rate, percent	8.00%	8.00%	8.00%	8.00%	8.00%
Less than 12 months
Lessor, Lease, Description [Line Items]
Non-cash operating lease expense	$ 5,532	$ 5,319	$ 16,383	$ 15,705	$ 21,024	$ 20,029